Summary of Significant Accounting Policies - Summary Of Property And Equipment (Detail)	12 Months Ended
Dec. 31, 2019
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5 years
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life	Shorter of remaining life of lease or useful life